Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2024	2023
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,717	2,401
– performance and other guarantees	19,898	19,548
– other contingent liabilities[1]	281	268
At the end of the period	22,896	22,217
Commitments:[2]
– documentary credits and short-term trade-related transactions	1,691	1,919
– forward asset purchases and forward deposits placed	49,857	38,704
– standby facilities, credit lines and other commitments to lend	92,649	91,206
At the end of the period	144,197	131,829
1Other contingent liabilities includes £262m related to UK VAT in the periods ended 30 June 2023 and 30 June 2024. See ‘UK branches of HSBC overseas entities’ below.
2Includes £138,058m of commitments (2023: £125,616m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.